Note 21 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,407,410	$ 1,931,473
Depreciation and amortization	79,557	52,772
Operating earnings	(174,419)	127,568
Other income, net	6,015	254
Interest expense, net	(32,080)	(12,620)
Income taxes	(27,147)	(24,922)
Net earnings (loss)	(227,631)	90,280
Total assets	1,955,469	1,007,474
Total additions to long lived assets	749,345	122,140
FirstService Residential Segment [Member]
Revenues	1,411,998	1,254,840
Depreciation and amortization	25,628	23,045
Operating earnings	104,706	89,043
Other income, net
Interest expense, net
Income taxes
Net earnings (loss)
Total assets	625,310	474,837
Total additions to long lived assets	112,482	31,548
FirstService Brands Segment [Member]
Revenues	995,412	676,633
Depreciation and amortization	53,886	29,686
Operating earnings	60,586	54,988
Other income, net
Interest expense, net
Income taxes
Net earnings (loss)
Total assets	1,323,024	525,850
Total additions to long lived assets	636,555	90,592
Corporate Segment [Member]
Revenues
Depreciation and amortization	43	41
Operating earnings	(339,711)	(16,463)
Other income, net
Interest expense, net
Income taxes
Net earnings (loss)
Total assets	7,135	6,787
Total additions to long lived assets	$ 308